Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Intangible Assets, Net [Abstract]
Total consideration	$ 600
Amortization of other intangible assets		$ 12,158	$ 15,630	$ 12,127